Government grants	12 Months Ended
Mar. 30, 2024
Government Grants [Abstract]
Government grants
1 8 .	Government grants
In response to the COVID-19 pandemic, various government programs were announced to provide financial relief for affected businesses such as the Canada Emergency Wage Subsidy (“CEWS”) program in April 2020 and the Canada Emergency Rent Subsidy (“CERS”) program in October 2020.
CEWS provide
d
 a wage subsidy on eligible paid compensation, subject to limits per employee, to eligible employers based on certain criteria, including demonstration of certain revenue declines as a result of COVID-19. During fiscal 2024 and 2023, the Company did not recognize any CEWS funding. In fiscal 2022
,
$0.5
million
was
recorded as a reduction to the eligible employee compensation expense incurred by the Company during such
period (within selling, general, and administrative expenses). As at March 30, 2024 and March 25, 2023
, nil
 is included within Account Receivable
and other receivables
on the consolidated balance sheet.

CERS provide
d
 a rent subsidy for eligible property expenses, such as occupancy costs, based on certain criteria and is proportional to revenue declines as a result of COVID-19. For the fiscal year ended March 30, 2024, the Company did not recognize any CERS
funding. In
fiscal 2023 and
fiscal 2022
, nil and
$0.5 million
,
respectively was
recorded as a reduction to the eligible occupancy expense incurred by the Company during
s
uch
 period (within selling, general and administrative expenses). As at March 30, 2024 and March 25, 2023, nil is included within Account Receivable and other receivables
on the consolidated balance sheet.